ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - shares	May 08, 2020	Mar. 31, 2023	Dec. 31, 2022	Nov. 11, 2021
Share Exchange Agreement [Member] | Mr.How Kok Choong [Member]
Stock issued during period acquisitions, shares	9,590,596
Agape ATP International Holding Limited [Member]
Ownership interest percentage		100.00%	100.00%
Agape Superior Living Sdn Bhd [Member]
Ownership interest percentage	99.99%
DSY Wellness International Sdn Bhd [Member]
Ownership interest percentage				60.00%
Subsidiary Company Two [Member]
Ownership interest percentage	99.99%	99.99%	99.99%
Subsidiary Company Five [Member]
Ownership interest percentage		60.00%	60.00%	60.00%